Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 194,583	$ 150,336
Liquefaction Project costs	186,399	67,006
LNG terminal costs	4,430	3,918
Other accrued liabilities	1,936	3,032
Total accrued liabilities	$ 387,348	$ 224,292